Analysis of changes in financing during the year - Share capital, share premium and paid-in equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Equity at beginning of period	£ 36,496	£ 41,803	[1]	£ 43,824
Equity at end of period	37,188	36,496		41,803	[1]
Share capital, share premium and paid-in equity
Equity at beginning of period	15,590	16,519		18,239
Issue of paid-in equity				937
Net cash flows from financing activities				937
Ordinary shares issued				87
Share repurchased	(856)	(929)		(698)
Paid in equity reclassified to subordinated liabilities				(2,046)
Equity at end of period	£ 14,734	£ 15,590		£ 16,519

[1]	In 2021, the Total equity balance of £41,803 million includes £494 million attributable to Preference shareholders.